RIGHT OF USE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
SCHEDULE OF RIGHT OF USE ASSETS

	Buildings	Land	Total

Balance at December 31, 2023	$515,071	$206,616	$721,687
Depreciation	(142,727)	(214,114)	(356,841)
Foreign exchange translation	-	7,498	7,498
Balance at December 31, 2024	$372,344	$-	$372,344
Depreciation	(35,682)	-	(35,682)
Balance at March 31, 2025	$336,662	$-	$336,662

SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES	The condensed consolidated interim statement of financial position shows the following amounts related to leases:
	March 31, 2025	December 31, 2024
Buildings	$336,662	$372,344